Cash and due from banks at amortized cost - Restricted due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Restricted due from banks at amortized cost [Line Items]
Restricted due from banks at amortized cost, total	₩ 24,618,870	₩ 19,691,163
Denominated in Korean won
Restricted due from banks at amortized cost [Line Items]
Reserve deposits	11,594,266	10,909,697
Other	1,978,415	1,633,297
Restricted due from banks at amortized cost, total	13,572,681	12,542,994
Denominated in foreign currency
Restricted due from banks at amortized cost [Line Items]
Deposits	₩ 11,046,189	₩ 7,148,169